Impairment (Charges) Reversals and Goodwill - Impairment (Charges) Reversals (Details) Ounce in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) Ounce	Dec. 31, 2017 USD ($)
Disclosure of impairment loss and reversal of impairment loss [line items]
Period of analyst consensus prices used for economic impairment modeling	4 years
Impairment loss recognised in profit or loss	$ 27,789,000
Impairment charges, net of tax expense	(27,800,000)
Reversals of impairment	(27,789,000)	$ 61,554,000
Reversal of impairment, net of tax		53,400,000
Combined net carrying amount of Manantial Espejo mine and Joaquin and COSE development projects, net of associated closure and decommissioning liabilities	68,100,000
Combined estimated recoverable amount	$ 39,300,000
Risk adjusted discount rate	7.25%
Manantial Espejo mine [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss	$ 27,789,000
Reversals of impairment		0
Morococha mine [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss	0
Reversals of impairment	60,200,000	60,237,000
Reversal of impairment, net of tax	$ 52,100,000
Increase in silver mineral reserve | Ounce	2.8
Calcatreu project [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss	$ 0
Reversals of impairment	$ 0	$ 1,317,000